Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 130,682	$ 109,712	$ 117,112	$ 114,256	$ 105,682	$ 90,269	$ 90,148	$ 86,608	$ 79,464	$ 375,553	$ 337,050	$ 446,762	$ 346,489	$ 280,404
Net income (loss) attributable to HomeAway, Inc.	$ 10,417	$ 162	$ 4,912	$ 3,867	$ 4,443	$ (1,557)	$ 8,478	$ 5,470	$ 5,295	$ 5,942	$ 13,222	$ 13,384	$ 17,686	$ 14,961
Net income (loss) per share-basic and diluted		$ 0.00	$ 0.05	$ 0.04	$ 0.05	$ (0.02)	$ 0.10	$ 0.06	$ 0.06
Shares used in per share calculation-basic	95,716	94,378	94,106	93,671	92,699	87,111	85,452	84,920	83,940	95,162	93,507	93,727	85,378	82,382
Shares used in per share calculation-diluted	97,688	96,600	96,389	96,011	96,295	90,144	88,215	87,647	86,492	97,389	96,358	96,481	88,259	84,942